Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

February 21, 2019

Via EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Exchange-Traded Funds
PRE 14A
File Numbers 333-201935, 811-23029

To Whom It May Concern,
Principal Exchange-Traded Funds (the “Fund”), is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission a Preliminary 14A proxy statement (the “Proxy Statement”).
The Proxy Statement is being filed to solicit shareholders of the Registrant’s series with a June 30 fiscal year end relating to a joint annual meeting of shareholders of Principal Exchange-Traded Funds, Principal Variable Contracts Funds, Inc., and Principal Funds, Inc. to be held on April 25, 2019. It is our intent to file the Definitive 14A on March 4, 2019.
If you have questions, please call me at 515-247-5419 or Adam Shaikh at 515-235-9328.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel, Registrant